FIXED ASSETS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2025	May 31, 2024	Feb. 28, 2025	Feb. 29, 2024
Property, Plant and Equipment [Line Items]
Vehicle net book value				$ 4,574
Proceeds on disposal of fixed assets				21,000
Gain on disposal of fixed assets				16,426
Loans payable related party			71,927	54,179
Robotic Assistance Devices LLC [Member]
Property, Plant and Equipment [Line Items]
Additions to fixed assets	$ 46,071	$ 52,177
Assets transfers from inventory	22,347	33,045
Remaining additions to fixed assets	$ 23,724	$ 19,132
Loans payable related party				21,000
Robotic Assistance Devices LLC [Member] | Inventories [Member]
Property, Plant and Equipment [Line Items]
Additions to fixed assets			23,724	22,165
Assets transfers from inventory			$ 107,836	$ 125,340